Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 31, 2015
Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L
Risk/Return:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX
Morgan Stanley Multi Cap Growth Trust | CLASS IS
Risk/Return:
Trading Symbol	MCRTX